United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2014 (unaudited)
Shares		Value
	COMMON STOCKS—96.3%
	Consumer Discretionary—7.2%
123,493	Delphi Automotive PLC	$8,220,929
140,610	GameStop Corp.	5,246,159
152,045	Home Depot, Inc.	12,472,251
161,890	Johnson Controls, Inc.	7,997,366
258,115	Lowe's Cos., Inc.	12,913,493
223,636	Macy's, Inc.	12,939,579
259,255	Staples, Inc.	3,523,275
61,150	Time Warner, Inc.	4,105,000
133,775	Viacom, Inc., Class B	11,736,081
77,035	Volkswagen AG, ADR	3,925,704
226,130	Whirlpool Corp.	32,705,182
	TOTAL	115,785,019
	Consumer Staples—6.2%
103,235	Archer-Daniels-Midland Co.	4,191,341
517,265	CVS Caremark Corp.	37,832,762
180,220	Energizer Holdings, Inc.	17,542,615
272,735	Kroger Co.	11,438,506
73,195	Molson Coors Brewing Co., Class B	4,159,672
197,640	Philip Morris International, Inc.	15,991,052
236,025	Safeway, Inc.	8,839,136
	TOTAL	99,995,084
	Energy—11.3%
50,065	Apache Corp.	3,969,654
401,195	BP PLC, ADR	20,304,479
264,130	Baker Hughes, Inc.	16,714,146
148,450	Chesapeake Energy Corp.	3,846,340
513,875	ENI SpA, ADR	24,635,167
379,176	Exxon Mobil Corp.	36,503,274
20,195	Helmerich & Payne, Inc.	1,994,256
140,435	Marathon Petroleum Corp.	11,796,540
958,130	Suncor Energy, Inc.	31,656,615
205,561	Total S.A., ADR	13,340,909
1,711,700	Trinidad Drilling Ltd.	17,143,279
	TOTAL	181,904,659
	Financials—26.0%
289,803	Ace Ltd.	28,363,020
2,680,260	Aegon NV, ADR	23,988,327
451,115	Allstate Corp.	24,477,500
208,511	American Financial Group, Inc.	11,918,489
81,395	American International Group, Inc.	4,051,029
79,300	Assurant, Inc.	5,204,459
164,250	Capital One Financial Corp.	12,060,877
339,820	Comerica, Inc.	16,372,528
75,365	Discover Financial Services	4,324,444
371,890	Fifth Third Bancorp	8,068,154
228,140	Goldman Sachs Group, Inc.	37,973,903
957,745	Hartford Financial Services Group, Inc.	33,703,046

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
882,785	Huntington Bancshares, Inc.	$8,412,941
546,240	J.P. Morgan Chase & Co.	31,037,357
1,538,155	KeyCorp	20,257,501
774,565	Lincoln National Corp.	38,828,943
409,645	NASDAQ Stock Market, Inc.	15,726,272
292,995	PNC Financial Services Group	23,961,131
274,940	Primerica, Inc.	12,322,811
593,929	Progressive Corp., OH	14,545,321
196,785	U.S. Bancorp	8,095,735
121,125	Unum Group	4,212,727
689,394	Wells Fargo & Co.	32,001,669
	TOTAL	419,908,184
	Health Care—14.2%
1,141,200	Abbott Laboratories	45,396,936
121,897	Aetna, Inc.	8,863,131
32,354	Amgen, Inc.	4,012,543
134,605	AstraZeneca PLC, ADR	9,120,835
81,975	Humana, Inc.	9,218,909
213,238	Johnson & Johnson	19,643,485
418,325	Medtronic, Inc.	24,789,939
70,910	Merck & Co., Inc.	4,041,161
204,540	Omnicare, Inc.	12,047,406
1,467,145	Pfizer, Inc.	47,110,026
160,354	Sanofi, ADR	8,312,751
295,472	St. Jude Medical, Inc.	19,891,175
334,844	Teva Pharmaceutical Industries Ltd., ADR	16,705,367
	TOTAL	229,153,664
	Industrials—11.0%
133,990	AAR Corp.	3,872,311
149,595	Alaska Air Group, Inc.	12,960,911
152,982	Boeing Co.	19,722,440
268,355	Deluxe Corp.	13,546,560
1,413,951	Donnelley (R.R.) & Sons Co.	27,048,883
58,590	Emerson Electric Co.	3,823,583
460,865	Fluor Corp.	35,804,602
68,760	Ingersoll-Rand PLC, Class A	4,203,986
105,120	L-3 Communications Holdings, Inc.	12,130,848
56,039	Lockheed Martin Corp.	9,095,130
250,069	Manpower, Inc.	19,545,393
122,625	Siemens AG, ADR	16,325,066
	TOTAL	178,079,713
	Information Technology—11.4%
73,830	Apple, Inc.	38,852,299
93,245	Avnet, Inc.	4,058,955
127,240	Broadcom Corp.	3,781,573
121,325	CA, Inc.	4,064,388
173,368	Cisco Systems, Inc.	3,779,422
70,955	Computer Sciences Corp.	4,484,356
1,596,325	Corning, Inc.	30,761,183
49,430	DST Systems, Inc.	4,645,431
466,250	Hewlett-Packard Co.	13,931,550

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
61,490		KLA-Tencor Corp.	$4,006,074
209,056		Microsoft Corp.	8,008,935
228,240		NVIDIA Corp.	4,195,051
115,535		Oracle Corp.	4,518,574
54,520		Qualcomm, Inc.	4,104,811
276,215		Sandisk Corp.	20,522,774
123,385		Seagate Technology, Inc.	6,439,463
300,180		Symantec Corp.	6,447,866
285,465		Vishay Intertechnology, Inc.	4,036,475
52,235		Western Digital Corp.	4,543,923
345,295		Wipro Ltd., ADR	4,765,071
361,950		Xerox Corp.	3,977,831
		TOTAL	183,926,005
		Materials—2.8%
314,170		Avery Dennison Corp.	15,651,949
166,180		International Paper Co.	8,124,540
251,330		LyondellBasell Industries NV	22,137,147
		TOTAL	45,913,636
		Telecommunication Services—3.6%
355,330		AT&T, Inc.	11,345,687
250,905		CenturyLink, Inc.	7,843,290
416,885		Consolidated Communications Holdings, Inc.	7,945,828
1,709,575		Frontier Communications Corp.	8,342,726
328,128		Verizon Communications, Inc.	15,612,333
174,188		Vodafone Group PLC, ADR	7,241,003
		TOTAL	58,330,867
		Utilities—2.6%
1,936,935		AES Corp.	26,439,163
102,670		Ameren Corp.	4,148,895
109,155		Duke Energy Corp.	7,736,906
148,720		Exelon Corp.	4,522,575
		TOTAL	42,847,539
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,319,459,566)	1,555,844,370
		INVESTMENT COMPANY—3.0%
48,893,759	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	48,893,759
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $1,368,353,325)[3]	1,604,738,129
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	12,031,137
		TOTAL NET ASSETS—100%	$1,616,769,266
At February 28, 2014, the Fund had no outstanding written or purchased options.
The average notional amount of written options held by the Fund throughout the period was $421,351. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional amount of purchased options held by the Fund throughout the period was $2,438. This is based on amounts held as of each month-end throughout the three-month fiscal period.

1	Affiliated holding.
2	7-day net yield.
3	At February 28, 2014, the cost of investments for federal tax purposes was $1,368,353,325. The net unrealized appreciation of investments for federal tax purposes was $236,384,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $249,934,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,549,514.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014